Long-Term Debt and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Long-Term Debt and Financial Liabilities [Abstract]
Long-Term Debt and Financial Liabilities

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2018	December 31, 2017
Secured loan facilities and other financial liabilities	198,607	196,450
Less: Deferred financing costs	(3,386)	(1,429)
Total	195,221	195,021
Less - current portion	(16,195)	(19,216)
Long-term portion	179,026	175,805

Maturities of Long-Term Debt
The annual principal payments required to be made after December 31, 2018, are as follows:

Twelve month periods ending	Amount
2019	17,273
2020	84,511
2021	31,190
2022	20,868
Thereafter	44,765
Total	198,607